Income Taxes (Details Narrative)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 USD ($)
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Assessable profits	$ 298,605	$ 2,000,000	$ 814,468
Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate	16.50%	16.50%
HONG KONG
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Assessable profits	$ 258,000	$ 2,000,000
Income subject to profits tax	$ 2,072,386		4,709,683
HONG KONG | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate	8.25%	8.25%
MALAYSIA
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate	24.00%	24.00%
Income subject to profits tax	$ 28,031		$ 17,633